Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 2,727	$ 6,211	$ 3,445	$ 3,548	$ 2,469	$ 943
Short-term investments	2,873	2,957		236
Accounts receivable, net of allowance for doubtful accounts of $0 and $14 as of September 29, 2012 and December 31, 2011, respectively	54	40		56
Inventories	950	892		606
Prepaid expenses and other current assets	356	100		1,260
Total current assets	6,960	10,200		5,706
Property and equipment, net	450	467		466
Total assets	7,410	10,667		6,172
Current liabilities:
Accounts payable	178	85		180
Accrued liabilities	245	171		539
Accrued milestone and royalties	4	4		5,005
Total current liabilities	427	260		5,724
Commitments and contingencies (Note 9)
Stockholders' equity:
Undesignated stock, $0.01 par value, 10,000,000 shares authorized, no shares issued and outstanding as of September 29, 2012 and December 31, 2011, respectively
Common stock, $0.01 par value, 40,000,000 shares authorized, 16,345,579 and 16,245,579 issued and outstanding as of September 29, 2012 and December 31, 2011, respectively	163	162		136
Additional paid-in capital	35,182	34,591		20,405
Accumulated other comprehensive loss		(3)
Accumulated deficit	(28,362)	(24,343)		(20,093)
Total stockholders' equity	6,983	10,407		448	2,512	(2,016)
Total liabilities and stockholders' equity	$ 7,410	$ 10,667		$ 6,172